Cover	Sep. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-33913
Entity Registrant Name	Quanex Building Products Corporation
Entity Central Index Key	0001423221
Entity Tax Identification Number	26-1561397
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	945 Bunker Hill Road, Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	961-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false